INCOME TAXES	12 Months Ended
Dec. 31, 2022
Income Taxes [Abstract]
INCOME TAXES	INCOME TAXES

(in thousands of U.S. dollars)
For the years ended December 31	2022	2021(1)
Income tax recovery - current	$33,959	$43,427
Income tax expense - deferred	(189,179)	(219,137)
Income tax expense from continuing operations	$(155,220)	$(175,710)

Income tax expense from discontinued operations - current	$(43,114)	$(46,502)
Income tax recovery from discontinued operations - deferred	40,482	40,818
Income tax expense from discontinued operations	$(2,632)	$(5,684)
(1) Certain comparative figures have been adjusted to conform with the current period presentation as a result of the reclassification of current- and prior-year period results of the U.S. multi-family rental investment as discontinued operations separate from the Company's continued operations in accordance with IFRS 5.
The tax on the Company’s income differs from the theoretical amount that would arise using the weighted average tax rate applicable to income of the consolidated entities as follows:

(in thousands of U.S. dollars)
For the years ended December 31	2022	2021(1)
Income before income taxes from continuing operations	$934,594	$635,067
Combined statutory federal and provincial income tax rate	26.50%	26.50%
Expected income tax expense	247,667	168,293
Non-taxable gains on investments	(1,739)	(2,606)
Non-taxable (gains) losses on derivative financial instruments	(38,058)	51,590
Foreign tax rate differential(2)	(52,151)	(40,431)
Other, including permanent differences(3)	(499)	(1,136)
Income tax expense from continuing operations	$155,220	$175,710
(1) Certain comparative figures have been adjusted to conform with the current period presentation as a result of the reclassification of current- and prior-year period results of the U.S. multi-family rental investment as discontinued operations separate from the Company's continued operations in accordance with IFRS 5.
(2) The Company’s single-family rental business is subject to the U.S. ordinary income tax rate of 21%, resulting in a reduction in Tricon’s effective tax rate from the Canadian combined statutory income tax rate of 26.5%.
(3) Other permanent differences are comprised of non-deductible share compensation, non-deductible debentures discount amortization and non-deductible interest expense.
The expected realization of deferred income tax assets and deferred income tax liabilities is as follows:

(in thousands of U.S. dollars)	December 31, 2022	December 31, 2021
Deferred income tax assets
Deferred income tax assets to be recovered after more than 12 months	$75,062	$96,945
Deferred income tax assets to be recovered within 12 months	—	—
Total deferred income tax assets	$75,062	$96,945

Deferred income tax liabilities
Deferred income tax liabilities reversing after more than 12 months	$591,713	$461,689
Deferred income tax liabilities reversing within 12 months	—	—
Total deferred income tax liabilities	$591,713	$461,689

Net deferred income tax liabilities	$516,651	$364,744
The movement of the deferred income tax accounts was as follows:

(in thousands of U.S. dollars)	December 31, 2022	December 31, 2021
Change in net deferred income tax liabilities
Net deferred income tax liabilities, beginning of year	$364,744	$195,627
Charge to the statement of comprehensive income	148,697	178,319
Charge (credit) to equity	1,945	(9,173)
Other	1,265	(29)
Net deferred income tax liabilities, end of year	$516,651	$364,744
The tax effects of the significant components of temporary differences giving rise to the Company’s deferred income tax assets and liabilities were as follows:

(in thousands of U.S. dollars)	Investments	Long-term incentive plan accrual	Performance fees liability	Issuance costs	Net operating losses	Other	Total
Deferred income tax assets
At December 31, 2021	$10,731	$8,658	$10,681	$12,912	$46,997	$6,966	$96,945
Reversal	(10,731)	(649)	(1,590)	(4,189)	(3,071)	(1,653)	(21,883)
At December 31, 2022	$—	$8,009	$9,091	$8,723	$43,926	$5,313	$75,062

(in thousands of U.S. dollars)			Investments	Rental properties	Deferred placement fees	Other	Total
Deferred income tax liabilities
At December 31, 2021			$—	$461,062	$—	$627	$461,689
Addition / (Reversal)			1,505	128,658	488	(627)	130,024
At December 31, 2022			$1,505	$589,720	$488	$—	$591,713

The Company believes it will have sufficient future income to realize the deferred income tax assets.